SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Capitalized content production costs USD ($)	Dec. 31, 2013 Capitalized content production costs CNY	Dec. 31, 2012 Capitalized content production costs CNY	Dec. 31, 2011 Capitalized content production costs CNY	Dec. 31, 2013 Office computer equipment	Dec. 31, 2013 Office furniture and equipment	Dec. 31, 2013 Software	Dec. 31, 2013 Servers and network equipment	Dec. 31, 2013 Motor vehicles
Cash and cash equivalents and short-term investments
Interest income from short-term investments	$ 3,830	23,185	33,253	15,535
Short-term investments	232,823	1,409,439	2,110,073
Restricted cash
Restricted cash balance	443	2,679	9,003
Property and equipment, net
Estimated useful life of asset									3 years	3 years	3 years	3 years	5 years
Impairment charges recognized	$ 15,870	96,071	0	0	$ 81	487	0	0